UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21464

Name of Fund: BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Floating Rate Income Strategies Fund II, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares		Value

Building Products - 0.2%	Masonite Worldwide Holdings (a)		10,036	$351,260

Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (a)		10,732	4,120
	Wellman Holdings, Inc. (a)		181	45

				4,165

Electrical Equipment - 0.1%	Medis Technologies Ltd. (a)		13,053	875
	SunPower Corp., Class B (a)		5,332	95,283

				96,158

	Total Common Stocks - 0.3%			451,583

	Corporate Bonds	Par (000)

Aerospace & Defense - 0.8%	L-3 Communications Corp., 5.88%, 1/15/15	USD	300	294,000
	TransDigm, Inc., 7.75%, 7/15/14 (b)		700	710,500

				1,004,500

Airlines - 0.2%	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		300	300,000

Auto Components - 1.5%	Delphi International Holdings Unsecured, 12.00%, 10/06/14		16	15,830
	The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (c)		2,000	2,000,000

				2,015,830

Building Products - 2.1%	CPG International I, Inc., 7.87%, 7/01/12 (c)		3,000	2,722,500

Capital Markets - 0.4%	E*Trade Financial Corp., 4.00%, 8/31/19 (b)(d)(e)		46	71,818
	Marsico Parent Co., LLC, 10.63%, 1/15/16 (b)		663	391,170
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(f)		284	61,167
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(f)		197	42,435

				566,590

Chemicals - 0.8%	GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)(d)(f)		702	456,366
	GEO Specialty Chemicals, Inc., 10.00%, 3/31/15		691	448,864
	Wellman Holdings, Inc., Third Lien Subordinate Note, 5.00%, 1/29/19 (d)		185	92,500

				997,730

Commercial Services & Supplies - 0.5%	Clean Harbors, Inc., 7.63%, 8/15/16 (b)		400	402,500
	The Geo Group, Inc., 7.75%, 10/15/17 (b)		300	304,500

				707,000

Construction Materials - 0.6%	Nortek, Inc., 10.00%, 12/01/13		710	727,750

Consumer Finance - 0.5%	Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		675	681,750

Containers & Packaging - 2.7%	Berry Plastics Escrow LLC, 8.25%, 11/15/15 (b)		900	888,750
	Clondalkin Acquisition BV, 2.25%, 12/15/13 (b)(c)		1,500	1,323,750
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	11	17,012
	Owens Brockway Glass Container, Inc., 6.75%, 12/01/14		113	162,888
	Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	475	351,500
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	275	394,344
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		265	384,978

				3,523,222

Diversified Financial Services - 1.0%	FCE Bank Plc, 7.13%, 1/16/12		400	573,590
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		200	295,805
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	USD	400	404,000

				1,273,395

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services - 1.3%	Cincinnati Bell, Inc., 8.25%, 10/15/17	USD	600	$595,500
	PAETEC Holding Corp., 8.88%, 6/30/17		650	645,125
	Qwest Communications International, Inc., 8.00%, 10/01/15 (b)		300	300,000
	Qwest Corp., 8.38%, 5/01/16 (b)		240	250,800

				1,791,425

Food & Staples Retailing - 0.2%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		250	212,500
	Duane Reade, Inc., 11.75%, 8/01/15 (b)		100	107,750

				320,250

Food Products - 0.4%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		460	481,850

Health Care Equipment & Supplies - 0.5%	DJO Finance LLC, 10.88%, 11/15/14		685	720,963

Health Care Providers & Services - 1.5%	DaVita, Inc., 6.63%, 3/15/13		455	451,586
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		95	100,462
	Tenet Healthcare Corp., 8.88%, 7/01/19 (b)		1,335	1,428,450

				1,980,498

Hotels, Restaurants & Leisure - 2.7%	American Real Estate Partners LP, 7.13%, 2/15/13		2,560	2,508,800
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(g)		1,565	391,250
	Travelport LLC, 4.88%, 9/01/14 (c)		815	684,600

				3,584,650

IT Services - 1.2%	First Data Corp., 9.88%, 9/24/15		1,820	1,619,800

Independent Power Producers & Energy Traders - 2.2%	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,215	1,221,075
	NRG Energy, Inc., 7.25%, 2/01/14		1,660	1,674,525

				2,895,600

Industrial Conglomerates - 0.8%	Sequa Corp., 11.75%, 12/01/15 (b)		320	284,800
	Sequa Corp., 13.50%, 12/01/15 (b)(f)		850	739,483

				1,024,283

Marine - 0.2%	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		280	287,000

Media - 2.1%	Affinion Group, Inc., 10.13%, 10/15/13		555	566,100
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		230	241,787
	EchoStar DBS Corp., 7.00%, 10/01/13		525	525,000
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		548	328,800
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		175	162,313
	UPC Germany GmbH, 8.13%, 12/01/17 (b)		1,000	1,000,000

				2,824,000

Metals & Mining - 0.4%	FMG Finance Property Ltd., 4.26%, 9/01/11 (b)(c)		180	175,050
	Ryerson, Inc., 7.66%, 11/01/14 (c)		450	397,125

				572,175

Oil, Gas & Consumable Fuels - 0.6%	SandRidge Energy, Inc., 3.91%, 4/01/14 (c)		1,000	845,752

Paper & Forest Products - 0.6%	NewPage Corp., 10.00%, 5/01/12		610	393,450
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (c)		495	371,250

				764,700

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Corporate Bonds	Par (000)		Value

Pharmaceuticals - 1.0%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (c)	USD	500	$412,500
	Elan Finance Plc, 4.27%, 11/15/11 (c)		950	883,500

				1,296,000

Semiconductors & Semiconductor Equipment - 1.4%	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		250	235,937
	Avago Technologies Finance Pte. Ltd., 5.86%, 6/01/13 (c)		600	600,375
	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(g)		915	951,600

				1,787,912

Wireless Telecommunication Services - 2.2%	Cricket Communications, Inc., 7.75%, 5/15/16 (b)		1,250	1,234,375
	Crown Castle International Corp., 9.00%, 1/15/15		85	89,888
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(f)		1,249	1,205,285
	iPCS, Inc., 2.41%, 5/01/13 (c)		500	441,250

				2,970,798

	Total Corporate Bonds - 30.4%			40,287,923

	Floating Rate Loan Interests (c)

Aerospace & Defense - 0.6%	Hawker Beechcraft Acquisition Co. LLC, Letter of Credit Facility Deposit, 2.28%, 3/26/14		59	43,781
	Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.23% - 2.28%, 3/26/14		978	730,047

				773,828

Auto Components - 3.7%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%, 8/07/14		2,887	2,526,410
	Dana Holding Corp., Term Advance, 6.50% - 7.25%, 1/31/15		1,387	1,237,929
	GPX International Tire Corp., Amendment Fee, 12.00%, 4/11/12 (a)(g)		22	6,626
	GPX International Tire Corp., Tranche B Term Loan, 10.25%, 3/30/12 (a)(g)		1,280	384,097
	Lear Corp. Loan (Closing Date Loan & Delayed Draw Loan), 7.50%, 10/14/14		703	704,150

				4,859,212

Beverages - 1.0%	Culligan International Co., Loan (Second Lien), 5.17%, 4/24/13	EUR	500	275,909
	Inbev NV Bridge Loan, 1.43%, 7/15/11	USD	1,000	993,333

				1,269,242

Building Products - 1.8%	Building Materials Corp. of America, Term Loan Advance, 3.00%, 2/22/14		1,473	1,332,042
	Goodman Global, Inc., Term Loan, 6.25%, 2/13/14		1,075	1,074,105

				2,406,147

Chemicals - 5.4%	Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		438	444,591
	Edwards (Cayman Islands II) Ltd., Term Loan (First Lien), 2.26%, 5/31/14		344	287,009
	Gentek Holdings, LLC, Tranche B Term Loan, 7.00%, 10/20/14		500	502,084
	Huish Detergents Inc., Tranche B Term Loan, 1.99%, 4/26/14		333	315,913

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Floating Rate Loan Interests (c)	Par (000)		Value

	Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C Term Loan, 2.66%, 12/15/13	EUR	299	$359,038
	Nalco Co., Term Loan, 6.50%, 5/13/16	USD	1,269	1,276,554
	PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.50%, 7/30/14		1,975	1,738,000
	Solutia Inc., Loan, 7.25%, 2/28/14		2,212	2,237,535

				7,160,724

Commercial Services & Supplies - 3.2%	ARAMARK Corp., Facility Letter of Credit, 2.31%, 1/26/14		56	50,800
	ARAMARK Corp., U.S. Term Loan, 2.11% - 2.16%, 1/26/14		857	772,447
	Casella Waste Systems, Inc., Term Loan B, 7.00%, 4/08/14		499	499,997
	John Maneely Co., Term Loan, 3.49% - 3.53%, 12/09/13		538	492,643
	Johnson Diversey, Inc., Term Loan B, 5.50%, 11/20/15		500	498,750
	Synagro Technologies, Inc., Term Loan (First Lien), 2.23% - 2.24%, 4/02/14		978	788,109
	West Corp., Incremental Term Loan B-3, 7.25%, 11/08/13		748	743,114
	West Corp., Term Loan B-2, 2.61%, 10/24/13		453	404,297

				4,250,157

Computers & Peripherals - 0.5%	Intergraph Corp., Initial Term Loan (First Lien), 2.26%, 5/29/14		219	203,929
	Intergraph Corp., Term Loan (Second Lien), 6.26%, 11/28/14		500	470,000

				673,929

Consumer Finance - 0.5%	DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12		700	672,583

Containers & Packaging - 0.6%	Graham Packaging Co., LP, Term Loan B, 2.50%, 10/07/11		48	45,853
	Graham Packaging Co., LP, Term Loan C, 6.75%, 4/05/14		476	474,100
	Graphic Packaging International, Inc., Incremental Term Loan, 2.98% - 5.00%, 5/16/14		335	315,811

				835,764

Distributors - 0.2%	Keystone Automotive Operations, Inc., Loan, 3.74% - 5.75%, 1/12/12		422	263,598

Diversified Consumer Services - 2.4%	Coinmach Service Corp., Term Loan, 3.24% - 3.27%, 11/14/14		1,477	1,255,827
	Laureate Education, Inc., Series A, New Term Loan, 7.00%, 12/31/14		2,075	1,999,781

				3,255,608

Diversified Financial Services - 2.2%	CIT Group, Inc. Tranche 2A Term Loan, 9.50%, 1/20/12		2,225	2,256,522
	Reynolds Group Holdings Inc., U.S. Term Loan, 6.25%, 10/28/15		700	698,250

				2,954,772

Diversified Telecommunication Services - 1.3%	Integra Telecom Holdings, Inc., Term Loan (First Lien), 10.50%, 8/31/13		875	869,166
	PAETEC Holding Corp., Incremental Term Loan, 2.73%, 2/28/13		84	79,038

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Floating Rate Loan Interests (c)	Par (000)		Value

	Wind Finance SL SA, Facility (Second Lien), 7.68%, 12/17/14	EUR	525	$792,939

				1,741,143

Electrical Equipment - 0.7%	Baldor Electric Co., Term Loan, 5.25%, 1/31/14	USD	695	689,798
	Generac Acquisition Corp., Term Loan (First Lien), 2.78%, 11/10/13		188	169,537

				859,335

Energy Equipment & Services - 1.2%	Dresser, Inc., Term Loan B, 2.52%, 5/04/14		234	214,426
	Dresser, Inc., Term Loan (Second Lien), 5.99% - 6.02%, 5/04/15		500	451,250
	MEG Energy Corp., Delayed Draw Term Loan, 2.29%, 4/02/13		492	446,991
	MEG Energy Corp., Initial Term Loan, 2.29%, 4/03/13		483	438,472

				1,551,139

Food & Staples Retailing - 3.9%	AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots), Facility B1, 3.52%, 7/09/15	GBP	900	1,295,843
	DS Waters of America, Inc., Term Loan, 2.54%, 10/29/12	USD	460	427,448
	Pierre Foods, Inc., Term Loan, 8.50%, 9/23/14		342	343,710
	Pilot Travel Centers, Term Loan B, 0.00%, 11/18/15		1,500	1,501,250
	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		1,000	1,028,333
	SuperValu, Term Loan B, 1.50%, 6/02/12		400	377,900
	WM. Bolthouse Farms, Inc., Term Loan (First Lien), 5.50%, 12/16/12		206	199,343

				5,173,827

Food Products - 4.2%	Cloverhill Bakery, Delay Draw Term Loan, 8.50%, 10/14/14		214	213,214
	Cloverhill Bakery, Term Loan, 8.50%, 10/14/14		986	980,786
	Dole Food Co., Inc., Credit-Linked Deposit, 7.78%, 4/12/13		614	616,906
	Dole Food Co., Inc., Tranche B Term Loan, 8.00%, 4/12/13		202	203,240
	Michaels Stores, Inc., Term Loan B, 4.81%, 7/31/16		573	508,290
	Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%, 4/12/13		1,107	1,111,747
	Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.50%, 9/30/14		1,974	1,979,689

				5,613,872

Health Care Equipment & Supplies - 1.3%	Biomet, Inc., Dollar Term Loan, 3.25% - 3.29%, 3/25/15		1,222	1,154,679
	DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.23% - 3.28%, 5/20/14		491	461,161
	Hologic, Inc., Tranche B Term Loan, 3.50%, 3/31/13		108	105,576

				1,721,416

Health Care Providers & Services - 6.4%	CCS Medical, Inc. (Chronic Care), Term Loan (First Lien), 4.35%, 9/30/12 (a)(g)		250	130,833
	CCS Medical Return of Capital, 11.00%, 9/30/11		300	157,000

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Floating Rate Loan Interests (c)	Par (000)		Value

	CHS/Community Health Systems, Inc., Delayed Draw Term Loan, 2.51%, 7/25/14	USD	132	$120,514
	CHS/Community Health Systems, Inc., Funded Term Loan, 2.48% - 2.51%, 7/25/14		2,526	2,307,905
	DaVita Inc., Tranche B-1 Term Loan, 1.74% - 1.79%, 10/05/12		130	122,669
	Fresenius SE, Tranche B1 Term Loan, 6.75%, 9/26/14		835	836,311
	Fresenius SE, Tranche B2 Term Loan, 6.75%, 9/26/14		505	506,436
	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		2,046	1,900,040
	HCA Inc., Tranche B-1 Term Loan, 2.53%, 11/18/13		1,549	1,437,708
	Vanguard Health Holding Co. II, LLC (Vanguard Health System, Inc.), Replacement Term Loan, 2.48%, 9/23/11		935	905,482

				8,424,898

Hotels, Restaurants & Leisure - 3.3%	Busch Entertainment Corp., Term Loan, 5.75%, 5/05/16		1,250	1,250,313
	Harrah’s Operating Co., Inc., Term Loan B-1, 3.28%, 1/28/15		128	99,278
	Harrah’s Operating Co., Inc., Term Loan B-2, 3.28%, 1/28/15		1,372	1,062,838
	Harrah’s Operating Co., Inc., Term Loan B-3, 3.28%, 1/28/15		113	87,132
	Lake at Las Vegas Joint Venture/LLV-1, LLC, Revolving Loan Credit-Linked Deposit Account, 14.35%, 6/20/12 (a)(g)		60	1,003
	Lake at Las Vegas Joint Venture/LLV-1, LLC, Term Loan, 14.35% - 20.00%, 6/20/12 (a)(g)		632	10,529
	QCE, LLC (Quiznos), Term Loan (First Lien), 2.56%, 11/05/13		454	365,628
	Universal City Development, Term Loan B, 7.75%, 10/29/14		750	746,016
	VML US Finance LLC (aka Venetian Macau), Term B Delayed Draw Project Loan, 5.79%, 5/25/12		224	212,033
	VML US Finance LLC (aka Venetian Macau), Term B Funded Project Loan, 5.79%, 5/27/13		522	493,484

				4,328,254

Household Durables - 3.0%	American Residential Services LLC, Term Loan (Second Lien), 12.00%, 4/17/15		1,025	963,591
	Jarden Corp., Term Loan B3, 2.78%, 1/24/12		675	656,132
	Simmons Bedding Co., Tranche D Term Loan, 10.50%, 12/19/11		1,686	1,660,760
	Yankee Candle Co., Inc., Term Loan, 2.24%, 2/06/14		710	653,269

				3,933,752

IT Services - 3.9%	Audio Visual Services Group, Inc., Tranche B Term Loan (First Lien), 2.54%, 2/28/14		499	341,629
	Ceridian Corp, U.S. Term Loan, 3.24% - 3.28%, 11/09/14		1,055	909,591
	First Data Corp., Initial Tranche B-1 Term Loan, 2.99% - 3.04%, 9/24/14		419	348,586

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Floating Rate Loan Interests (c)	Par (000)		Value

	First Data Corp., Initial Tranche B-2 Term Loan, 3.03% - 3.04%, 9/24/14	USD	2,178	$1,808,558
	First Data Corp., Initial Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14		121	100,305
	SunGard Data Systems Inc. (Solar Capital Corp.), Incremental Term Loan, 6.75%, 2/28/14		1,118	1,124,577
	SunGard Data Systems Inc. (Solar Capital Corp.), Tranche B U.S. Term Loan, 3.88% - 3.90%, 2/28/16		601	564,298

				5,197,544

Independent Power Producers & Energy Traders - 2.0%	Dynegy Holdings Inc., Term Letter of Credit Facility Term Loan, 3.99%, 4/02/13		694	655,243
	Dynegy Holdings Inc., Tranche B Term Loan, 3.99%, 4/02/13		56	52,882
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-1 Term Loan, 3.75% - 3.78%, 10/10/14		1,353	1,006,873
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14		233	173,202
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14		970	716,527

				2,604,727

Industrial Conglomerates - 0.6%	Sequa Corp., Term Loan, 3.58% - 3.94%, 12/03/14		922	796,278

Insurance - 0.6%	Alliant Holdings I, Inc., Term Loan, 3.28%, 8/21/14		830	751,226

Internet & Catalog Retail - 0.3%	FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		459	455,199

Leisure Equipment & Products - 2.4%	24 Hour Fitness Worldwide, Inc., Tranche B Term Loan, 2.74% - 2.79%, 6/08/12		1,930	1,788,467
	True Temper Sports, Inc., Term Loan, 7.50%, 3/15/11		1,517	1,418,272

				3,206,739

Life Sciences Tools & Services - 1.0%	Life Technologies Corp., Term B Facility, 5.25%, 11/23/15		1,374	1,371,047

Machinery - 2.8%	Accuride Term Loan, 6.00%, 1/31/12		450	446,625
	Blount, Inc., Term Loan B, 1.99% - 3.25%, 8/09/10		1,003	982,562
	Navistar Financial Corp., Tranche A Term Loan, 2.25%, 3/27/10		1,092	1,074,479
	Oshkosh Truck Corp., Term Loan B, 6.29% - 6.33%, 12/06/13		1,166	1,161,922

				3,665,588

Media - 21.9%	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		314	278,937
	AlixPartners, LLP, Tranche C Term Loan, 2.24% - 2.29%, 10/12/13		560	536,449
	Catalina Marketing Corp., Initial Term Loan, 2.99%, 10/01/14		782	725,146
	Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,970	1,938,000

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Cequel Communications, LLC, Term Loan, 2.26% - 4.25%, 11/05/13	USD	1,280	$1,180,269
Cequel Communications, LLC, Tranche A Term Loan (Second Lien), 4.76%, 5/05/14		1,000	952,500
Charter Communications Operating, LLC, New Term Loan, 2.26%, 3/06/14		1,250	1,155,209
Charter Communications Operating, LLC, Term Loan B1, 7.25%, 3/25/14		750	757,500
HMH Publishing Co., Ltd., Mezzanine, 17.50%, 11/14/14		259	51,772
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.28%, 6/12/14		1,324	1,123,598
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.48% - 2.53%, 3/08/14		983	412,650
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Tranche B Term Loan, 2.73% - 2.78%, 6/30/14		728	597,528
Insight Midwest Holdings, LLC, Term Loan B, 2.29%, 4/07/14		1,175	1,096,946
Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-A Term Loan, 2.74%, 1/03/14		167	154,459
Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-B Term Loan, 2.74%, 1/03/14		167	154,411
Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-C Term Loan, 2.74%, 1/03/14		167	154,411
Intelsat Subsidiary Holding Co. Ltd., Tranche B Term Loan, 2.74%, 1/03/14		933	873,379
Lamar Media Corp., Series B Incremental Loan, 5.50%, 9/28/12		499	494,585
Lamar Media Corp., Series E Incremental Loan, 5.50%, 3/15/13		244	242,373
Lamar Media Corp., Term Loan, 5.50%, 9/30/12		927	919,435
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 3.53%, 6/30/15	EUR	337	334,335
MCC Iowa LLC (Mediacom Broadband Group), Tranche E Term Loan, 6.50%, 1/03/16	USD	522	522,807
MCNA Cable Holdings LLC (OneLink Communications), Loan, 7.23%, 3/01/13 (f)		1,289	515,574
Mediacom Illinois, LLC (fka Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17		500	498,125
Metro-Goldwyn-Mayer Inc., Tranche B Term Loan, 20.50%, 4/09/12		725	453,125
Multicultural Radio Broadcasting, Inc., Term Loan, 2.99%, 12/18/12		311	233,250
NTL Cable Plc, Term Loan B, 3.58%, 9/03/12	GBP	535	853,959
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	USD	1,275	1,334,500

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Floating Rate Loan Interests (c)	Par (000)		Value

	Nielsen Finance LLC, Class B Dollar Term Loan, 3.99%, 5/01/16	USD	2,992	$2,735,002
	Penton Media, Inc., Term Loan (First Lien), 2.48% - 2.53%, 2/01/13		488	318,703
	Sinclair Television Group, Inc., Tranche B Term Loan, 6.50%, 10/16/15		750	750,313
	Sunshine Acquisition Ltd. (aka HIT Entertainment), Term Facility, 2.53%, 3/20/12		1,000	857,500
	TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		1,490	1,489,976
	UPC Financing Partnership, Facility U, 4.43%, 12/31/17	EUR	1,050	1,454,830
	Virgin Media Investment Holdings Ltd., B7 Facility, 4.40%, 9/03/12	GBP	20	32,146
	Virgin Media Investment Holdings Ltd., C Facility, 4.40%, 9/03/12		445	709,337
	Virgin Media Investment Holdings Ltd., C Facility, 3.58%, 7/17/13		300	458,294
	Virgin Media NTL, Term Loan A, 3.49%, 3/03/11		265	422,999
	World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	649	650,448
	Yell Group Plc TPI, Term Loan A, 7.12%, 8/09/11		750	686,250

				29,111,030

Multi-Utilities - 0.5%	FirstLight Power Resources, Inc. (fka NE Energy, Inc.), Synthetic Letter of Credit, 2.81%, 11/01/13		86	77,954
	FirstLight Power Resources, Inc. (fka NE Energy, Inc.), Term B Advance (First Lien), 2.81%, 11/01/13		664	605,015

				682,969

Multiline Retail - 0.8%	Dollar General Corp., Tranche B-2 Term Loan, 2.98%, 7/07/14		1,122	1,044,725
	The Neiman Marcus Group Inc., Term Loan, 2.24% - 2.32%, 4/06/13		80	68,044

				1,112,769

Oil, Gas & Consumable Fuels - 1.2%	Big West Oil, LLC, Delayed Advance Loan, 4.50%, 5/15/14		441	418,853
	Big West Oil, LLC, Initial Advance Loan, 4.50%, 5/15/14		349	331,647
	Coffeyville Resources, LLC, Tranche D Term Loan, 8.50%, 12/30/13		518	515,466
	Vulcan Energy Corp., (fka Plains Resources Inc.), Term Loan B4, 5.50%, 9/30/15		375	375,938

				1,641,904

Packaging - 0.4%	Berry Plastics Holdings Corp., Term Loan C, 2.30%, 4/02/15		550	462,458

Paper & Forest Products - 2.0%	Georgia-Pacific LLC, Term Loan B, 2.24% - 2.30%, 12/22/12		2,315	2,197,032
	Verso Paper Finance Holdings LLC, Loan, 6.53% - 7.28%, 2/01/13		1,263	454,542

				2,651,574

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Floating Rate Loan Interests (c)	Par (000)			Value

Personal Products - 0.4%	American Safety Razor Co., LLC, Loan (Second Lien), 6.54%, 1/30/14	USD	225		$184,875
	American Safety Razor Co., LLC, Term Loan (First Lien), 2.79%, 7/25/13		175		164,208
	Revlon, Term Loan B, 4.26%, 1/15/12		150		144,000

					493,083

Pharmaceuticals - 1.8%	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Term Loan, 2.69%, 4/15/14	EUR	489		631,138
	Warner Chilcott Co., LLC, Term Loan A, 5.50%, 10/14/14	USD	678		675,420
	Warner Chilcott Co., LLC, Term Loan B-2, 5.75%, 4/30/15		746		742,962
	Warner Chilcott Corp., Term Loan B-1, 5.75%, 3/30/15		339		337,710

					2,387,230

Real Estate Management & Development - 1.1%	Mattamy Funding Partnership, Loan, 2.56%, 4/11/13		483		386,000
	Realogy Corp., Delay Draw Term Loan, 3.28%, 10/10/13		350		296,772
	Realogy Corp., Initial Term Loan B, 3.29%, 10/10/13		788		668,056
	Realogy Corp., Synthetic Letter of Credit, 3.15%, 10/10/13		212		179,861

					1,530,689

Specialty Retail - 0.5%	Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 2.49%, 10/21/13		500		459,167
	Michaels Stores, Inc., Term Loan B, 2.56%, 10/31/13		310		267,072

					726,239

Wireless Telecommunication Services - 0.7%	MetroPCS Wireless, Inc., Tranche B Term Loan, 2.50% - 2.56%, 11/03/13		750		690,938
	Ntelos Inc., Term B Advance, 5.75%, 8/07/15		300		299,250

					990,188

	Total Floating Rate Loan Interests - 92.3%				122,561,681

	Other Interests (h)	Beneficial Interest (000)

Auto Components - 0.7%	Delphi Debtor in Possession Holding Co. LLP Class B		—	(i)	887,904

Diversified Financial Services - 0.2%	JG Wentworth LLC, Preferred Equity Interests		—	(i)	270,892

	Total Other Interests - 0.9%				1,158,796

	Preferred Stocks	Shares

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)		44		9,900

	Total Preferred Stocks - 0.0%				9,900

	Total Long-Term Investments (Cost - $176,935,072) - 123.9%				164,469,883

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (j)(k)		2,437,810		2,437,810

	Total Short-Term Securities (Cost - $2,437,810) - 1.9%				2,437,810

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts	Value

Over-the-Counter Call Options	Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs & Co.	11	$11,000

	Total Options Purchased (Cost - $10,756) - 0.0%		11,000

	Total Investments (Cost - $179,383,638*) - 125.8%		166,918,693
	Liabilities in Excess of Other Assets - (25.8)%		(34,205,116)

	Net Assets - 100.0%		$132,713,577

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$179,027,484

Gross unrealized appreciation	$2,992,364
Gross unrealized depreciation	(15,101,155)

Net unrealized depreciation	$(12,108,791)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown is as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Amount is less than $1,000.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$2,437,810	$6,544
BlackRock Liquidity Series, LLC Cash Sweep Series	$(4,108,178)	$798

(k)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation

USD 8,017,542	EUR 5,392,000	Citibank Bank NA	1/20/10	$(77,351)
USD 2,667,965	GBP 1,625,000	Citibank Bank NA	1/27/10	(4,284)

Total				$(81,635)

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation

Masco Corp.	5.30%	JPMorgan Chase Bank NA	3/20/14	USD 500	$(58,289)
Mohawk Industries Inc.	4.45%	JPMorgan Chase Bank NA	3/20/14	USD 500	(42,510)

Total					$(100,799)

•	Credit default swaps on single-name issues-sold protection outstanding as of November 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation

Ford Motor Co.	3.80%	UBS AG	3/20/10	B—	USD 1,000	$(4,494)

[1]	Using Standard & Poor’s ratings of the issuer.

[2]	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	US Dollar

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$447,418
Short-Term Securities	2,437,810

Total Level 1	2,885,228

Level 2
Long-Term Investments:
Corporate Bonds	38,974,368
Floating Rate Loan Interests	92,888,848
Preferred Stocks	9,900

Total Level 2	131,873,116

Level 3
Long-Term Investments:
Common Stocks	4,165
Corporate Bonds	1,313,560
Floating Rate Loan Interests	29,672,828
Other Interests	1,158,796

Total Level 3	32,149,349

Total	$166,907,693

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
Schedule of Investments November 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$11,000	$(186,928)
Level 3	—	(46,053)

	$11,000	$(232,981)

[1]

Other financial instruments are swaps, options purchased, foreign currency exchange contracts and unfunded loan commitments. Swaps, foreign currency exchange contracts and unfunded loan commitments are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total

Balance, as of February 28, 2009	$4,165	$1,437,808	$35,230,878	—	$36,672,851
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	(238,711)	(8,906,834)	—	(9,145,545)
Change in unrealized appreciation/depreciation[2]	—	164,304	18,527,187	—	18,691,491
Net purchases (sales)	—	(814,535)	(17,645,424)	—	(18,459,959)
Net transfers in/out of Level 3	—	764,694	2,467,021	$1,158,796	4,390,511

Balance, as of November 30, 2009	$4,165	$1,313,560	$29,672,828	$1,158,796	$32,149,349

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $8,572,780.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of February 28, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfers in/out of Level 3	$(46,053)

Balance, as of November 30, 2009	$(46,053)

[3]	Other financial instruments are unfunded loan commitments.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund II, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund II, Inc.

Date: January 22, 2010